Subsequent Events (Acquisitions) (Details) $ in Thousands		2 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
		Mar. 15, 2016 USD ($) property	Sep. 30, 2016 USD ($) property	Dec. 31, 2013 property	Dec. 31, 2014 property
Movement in Business Combinations [Roll Forward]
Beginning properties		463	463
Beginning base purchase price | $	[1]	$ 2,169,308	$ 2,169,308
Acquisitions			4	239	224
Ending properties			458
Ending base purchase price | $			$ 2,200,000
Subsequent Event [Member]
Movement in Business Combinations [Roll Forward]
Acquisitions		4
Acquisitions | $	[1]	$ 34,410
Ending properties		467
Ending base purchase price | $	[1]	$ 2,203,718

[1]	Contract purchase price, excluding acquisition related costs.